Summary of Significant Accounting Policies (Details) - Schedule of Financial Assets and Liabilities Based on Fair Value Measurement - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Financial Assets and Liabilities Based on Fair Value Measurement [Line Items]
Public warrant liabilities	$ 488,750
Private warrant liabilities	62,222
Quoted prices in active markets for identical liabilities (Level 1) [Member]
Schedule of Financial Assets and Liabilities Based on Fair Value Measurement [Line Items]
Public warrant liabilities	488,750
Private warrant liabilities
Significant other observable inputs (Level 2) [Member]
Schedule of Financial Assets and Liabilities Based on Fair Value Measurement [Line Items]
Public warrant liabilities
Private warrant liabilities
Significant unobservable inputs (Level 3) [Member]
Schedule of Financial Assets and Liabilities Based on Fair Value Measurement [Line Items]
Public warrant liabilities
Private warrant liabilities	$ 62,222